SHARE-BASED COMPENSATION (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Feb. 26, 2009
Number of options
Outstanding	7,356,249	6,962,675
Exercised	(1,635,252)	(479,196)
Forfeited	(751,425)	(777,280)
Expired	(91,475)	(10,750)
Outstanding	4,878,097	7,356,249
Weighted average exercise price per option
Outstanding	$ 1.40	$ 1.40		$ 3.30
Exercised	$ 1.40	$ 1.40
Forfeited	$ 1.40	$ 1.40
Expired	$ 1.40	$ 1.40
Outstanding	$ 1.40	$ 1.40		$ 3.30
Weight average fair value at grant date
Outstanding	$ 1.01	$ 1.22
Exercised	$ 1.01	$ 1.22
Forfeited	$ 1.01	$ 1.22
Expired	$ 1.01	$ 1.22
Outstanding	$ 1.01	$ 1.01
Granted on January 25, 2011 [Member]
Number of options
Granted		27,000
Weighted average exercise price per option
Granted		$ 1.40
Weight average fair value at grant date
Granted		$ 1.13
Granted on December 15, 2010 but effective on May 10, 2011 (note) [Member]
Number of options
Granted		812,700	[1]
Weighted average exercise price per option
Granted		$ 1.40	[1]
Weight average fair value at grant date
Granted		$ 1.12	[1]
Granted on May 10, 2011 [Member]
Number of options
Granted		274,000
Weighted average exercise price per option
Granted		$ 1.40
Weight average fair value at grant date
Granted		$ 1.12
Granted on August 9, 2011 [Member]
Number of options
Granted		532,100
Weighted average exercise price per option
Granted		$ 1.40
Weight average fair value at grant date
Granted		$ 0.79
Granted on November 8, 2011 [Member]
Number of options
Granted		15,000
Weighted average exercise price per option
Granted		$ 1.40
Weight average fair value at grant date
Granted		$ 0.91

[1]	The stock options were approved by the shareholder and Board of Directors on May 10, 2011.